RISK MANAGEMENT - Structural foreign exchange risk (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		$ 245,105,338		$ 222,154,907
Financial Obligations		216,578,285		200,473,389
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		31,256
Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		215,324,860		26,802,972
Financial Obligations				200,161,260
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets				5,128,088
Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets				18,614,160
Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets				2,899,039
Foreign Currency Balances
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 23,591	97,990,238	$ 22,744	86,991,386
Financial Obligations	25,109	100,280,203	23,723	87,471,548
Net financial asset (liability) position	(1,518)	(2,289,965)	(979)	(480,162)
Foreign Currency Balances | Other currencies
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	6,562		6,410
Financial Obligations	5,746		5,600
Net financial asset (liability) position	816		810
Foreign Currency Balances | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	121	441,801
Foreign Currency Balances | Financial assets at fair value through profit or loss, category [member] | Other currencies
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	15
Foreign Currency Balances | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,201	9,068,739
Foreign Currency Balances | Financial assets at fair value through other comprehensive income, category [member] | Other currencies
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	589
Foreign Currency Balances | Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	10	32,321
Foreign Currency Balances | Loan Portfolio Financial Assets at Amortized Cost
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	15,923	67,023,090	16,217	61,817,662
Foreign Currency Balances | Loan Portfolio Financial Assets at Amortized Cost | Other currencies
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,706		4,500
Foreign Currency Balances | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets			134	470,430
Foreign Currency Balances | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other currencies
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets			24
Foreign Currency Balances | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets			2,564	9,532,417
Foreign Currency Balances | Financial assets available-for-sale, category [member] | Other currencies
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets			631
Foreign Currency Balances | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets			17	50,695
Foreign Currency Balances | Trading Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	222	725,433	91	274,691
Financial Obligations	236	776,162	85	256,865
Foreign Currency Balances | Trading Derivatives | Other currencies
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1		1
Financial Obligations	3		1
Foreign Currency Balances | Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	246	1,370,820	161	1,083,678
Foreign Currency Balances | Other Accounts Receivable | Other currencies
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	176		202
Foreign Currency Balances | Hedging Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	9	30,138	19	55,261
Financial Obligations	60	195,539	5	13,464
Foreign Currency Balances | Customer deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	14,914	64,971,825	14,572	58,087,999
Foreign Currency Balances | Customer deposits | Other currencies
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	5,077		4,909
Foreign Currency Balances | Financial obligations
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	9,457	32,899,230	8,624	27,808,291
Foreign Currency Balances | Financial obligations | Other currencies
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	666		690
Foreign Currency Balances | Accounts payables
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	442	1,437,447	437	1,304,929
Foreign Currency Balances | Cash and cash equivalentss
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,859	$ 19,297,896	3,541	$ 13,706,552
Foreign Currency Balances | Cash and cash equivalentss | Other currencies
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 1,075		$ 1,052